UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 29, 2006

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 12, 2007
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24
Form 13F Information Table Value Total:    $ 295327
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     17392    202661 SH        SOLE                   202661
AMERICAN GREETINGS CORP CL A  COMM             026375105     11085    464387 SH        SOLE                   464387
ANHEUSER BUSCH COMPANIES INC  COMM             035229103      9469    192463 SH        SOLE                   192463
APACHE CORP                   COMM             037411105     13401    201493 SH        SOLE                   201493
BLACK & DECKER CORP           COMM             091797100     11057    138270 SH        SOLE                   138270
BRUNSWICK CORP                COMM             117043109      6058    189907 SH        SOLE                   189907
CLOROX CO                     COMM             189054109     12502    194889 SH        SOLE                   194889
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     13823    152861 SH        SOLE                   152861
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     11238    407924 SH        SOLE                   407924
FORTUNE BRANDS INC            COMM             349631101      9199    107724 SH        SOLE                   107724
HOME DEPOT INC                COMM             437076102     15061    375029 SH        SOLE                   375029
JOY GLOBAL INC                COMM             481165108     12840    265623 SH        SOLE                   265623
MASCO CORP                    COMM             574599106      9101    304675 SH        SOLE                   304675
MATTEL INC                    COMM             577081102     12806    565142 SH        SOLE                   565142
MERCK & CO INC                COMM             589331107     16262    372976 SH        SOLE                   372976
NEWELL RUBBERMAID INC         COMM             651229106      9438    326000 SH        SOLE                   326000
NORFOLK SOUTHERN CORP         COMM             655844108     17885    355628 SH        SOLE                   355628
PFIZER INC                    COMM             717081103     12154    469285 SH        SOLE                   469285
PHELPS DODGE CORP             COMM             717265102     20887    174464 SH        SOLE                   174464
POLYONE CORP                  COMM             73179P106      4528    603744 SH        SOLE                   603744
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107     10345    336091 SH        SOLE                   336091
TRINITY INDS INC              COMM             896522109     16531    469638 SH        SOLE                   469638
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8282    272450 SH        SOLE                   272450
WAL MART STORES INC           COMM             931142103     13982    302762 SH        SOLE                   302762